INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Acquisition of business (Details) - USD ($)			12 Months Ended
	Mar. 14, 2019	Oct. 19, 2016	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Oct. 09, 2016
Current
Purchase option					$ 14,605,469
Financed payment to sellers				$ 2,826,611	5,618,121
Current				2,826,611	20,223,590
Financed payment to sellers					2,651,019
Non-current					$ 2,651,019
Gain for cancellation of purchase option				$ 6,582,849
Rizobacter Argentina
Current
Consideration of additional interest to be acquired in option agreement						$ 14,900,000
Number of instruments or interests issued or issuable	1,334,047
Share price		$ 5.35
Gain for cancellation of purchase option		$ 6,582,849
Acquisition of 9.99% Ownership of Rizobacter Argentina
Current
Cash transferred	$ 1,265,000
Number of instruments or interests issued or issuable	1,334,047
BCS Holding Inc | Rizobacter Argentina
Current
Cash transferred	$ 1,265,000
Number of instruments or interests issued or issuable	4,736,736
Rizobacter Argentina
Current
Proportion of ownership interest in subsidiary			100.00%	100.00%	86.39%
Rizobacter Argentina | BCS Holding Inc
Current
Proportion of ownership interest in subsidiary	80.00%